Indebtedness (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended												12 Months Ended										12 Months Ended								12 Months Ended							12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010	Mar. 07, 2013	Jun. 30, 2013 Term Loan Facility [Member]	Dec. 30, 2012 Term Loan Facility [Member]	Jun. 30, 2013 Delayed Term Loan Facility [Member]	Dec. 30, 2012 Delayed Term Loan Facility [Member]	Jun. 30, 2013 Incremental Term Loan Facility [Member]	Dec. 30, 2012 Incremental Term Loan Facility [Member]	Jun. 30, 2013 Revolving Credit Facility [Member]	Dec. 30, 2012 Revolving Credit Facility [Member]	Dec. 30, 2012 Credit Facility 2007 [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Margin Range High [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Margin Range Low [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Convertible Common Stock [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Nonvoting Common Stock [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Term Loan Facility [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Delayed Term Loan Facility [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Revolving Credit Facility [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Letter Of Credit [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Swingline Facility [Member]	Dec. 30, 2012 First Amendment 2007 Credit Facility [Member]	Dec. 30, 2012 First Amendment 2007 Credit Facility [Member] Term Loan Facility [Member]	Dec. 30, 2012 First Amendment 2007 Credit Facility [Member] Incremental Term Loan Facility [Member]	Dec. 30, 2012 First Amendment 2007 Credit Facility [Member] Revolving Credit Facility [Member]	Dec. 30, 2012 Second Amendment 2007 Credit Facility [Member]	Dec. 30, 2012 Second Amendment 2007 Credit Facility [Member] Revolving Credit Facility [Member]	Dec. 30, 2012 Second Amendment 2007 Credit Facility [Member] Letter Of Credit [Member]	Dec. 30, 2012 Second Amendment 2007 Credit Facility [Member] Swingline Facility [Member]	Dec. 29, 2013 Credit Facility 2007 As Amended [Member]	Dec. 30, 2012 Credit Facility 2007 As Amended [Member]	Jan. 01, 2012 Credit Facility 2007 As Amended [Member]	Dec. 30, 2012 Credit Facility 2007 As Amended [Member] Term Loan Facility [Member]	Dec. 30, 2012 Credit Facility 2007 As Amended [Member] Delayed Term Loan Facility [Member]	Dec. 30, 2012 Credit Facility 2007 As Amended [Member] Incremental Term Loan Facility [Member]	Dec. 30, 2012 2008 Bridge Facility [Member]	Dec. 30, 2012 Wells Fargo Bank [Member] First Amendment 2007 Credit Facility [Member]	Dec. 30, 2012 HoldCo [Member] Nonvoting Cumulative Preferred Stock [Member]	Dec. 30, 2012 HoldCo [Member] Credit Facility 2007 [Member]	Dec. 30, 2012 HoldCo [Member] Second Amendment 2007 Credit Facility [Member]	Dec. 30, 2012 Macomb [Member] Cumulative Preferred Stock [Member]
Credit Facility [Line Items]
Debt, principal amount																		$ 670,000	$ 250,000				$ 1,195,000		$ 275,000	$ 40,000		$ 20,000	$ 5,000	$ 5,000							$ 20,600
Maturity date																		Aug. 28, 2014	Aug. 28, 2014	Feb. 28, 2014
Debt, principal amount available																				40,000	15,000	10,000
Percent of present and future first-tier foreign subsidiaries which secure the credit facility																65.00%	100.00%
LIBOR Rate Loans applicable margin rate													2.00%	2.00%	1.50%
Alternate Base Rate Loans applicable margin rate													1.00%	1.00%	0.50%
Commitment fee percent on undrawn commitments														0.50%	0.25%
Ticking fee rate																			0.50%
Excess Cash Flow rate																															50.00%	50.00%								50.00%
Total Leverage Ratio required to qualify for no prepayments based on Excess Cash Flow Rate, less than or equal to																																								600.00%
Total Leverage Ratio reduced to this with asset disposition proceeds in excess of specified amounts for prepayment of borrowings under term loan facility, less than or equal to																																								625.00%
Percent that net cash proceeds exceeds repay of credit facility																																								50.00%
Total Leverage Ratio reduced to this with proceeds of equity issuances for prepayment of borrowings under term loan facility, less than																																								600.00%
Percent of proceeds of debt issuances																																								100.00%
Total Leverage Ratio needed to qualify for no prepayments under the term loan facility based on the percent of proceeds of debt issuances, less than																																								600.00%
Total Leverage Ratio required to maintain at any time if an extension of credit is outstanding under the revolving credit facility, less than or equal to																																								650.00%
Pro forma Total Leverage Ratio required to maintain in order to incur indebtedness, less than																																								650.00%
Fixed Charge Coverage Ratio to permit Holdco to make restricted payments, equal to or greater than																																								100.00%
Amount of additional debt that is allowable under the incurrence test																																								1
Margin rate added to LIBOR based on credit rating																									2.00%
Margin rate added to LIBOR																								2.00%	2.25%
Margin rate added to federal funds effective rate																								0.50%	0.50%
Margin rate added to the greater of prime rate set by Wells Fargo Bank or margin rate plus federal funds effective rate																								1.00%														1.00%
Percentage points below highest margin rate																									0.50%
Prepayment premium rate																							1.00%	1.00%
Debt, principal amount available prior to amendment																												40,000	15,000	10,000
Senior Secured Incurrence Test Ratio needed to incur additional term debt, less than																																									400.00%
Deferred financing costs																											550
Unamortized deferred financing costs																											400
Expensed deferred financing costs																											550
Principal payments required	4,600	11,249	2,513																												6,648	4,600	11,249
Long-term debt	1,174,098			1,174,098	654,554	658,281	244,236	245,627	268,660	270,190	0	0																				1,174,098		658,281	245,627	270,190
Preferred stock, value																																							11,500			11,500
Preferred stock, rate																																							10.00%			10.00%
Preferred stock, repurchase price																																										14,144
Preferred stock, original purchase price																																										11,500
Cumulative preferred stock dividend																																										2,644
Debt Instruments [Abstract]
Long-term debt fair value	$ 715,000
Average yield to maturity low range	6.90%
Average yield to maturity high range	52.00%
Average yield to maturity	19.70%